Cover Page	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	POS AM
Entity Registrant Name	Origin Materials, Inc.
Entity Filer Category	Large Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001802457
Amendment Flag	true
Amendment Description	On July 15, 2021, Origin Materials, Inc. (the “Company”) filed a registration statement with the Securities and Exchange Commission (the “SEC”) on Form S-1 (File No. 333-257931) (as amended, the “Registration Statement”) covering the resale of up to (i) 88,982,474 shares of its common stock, par value $0.0001 per share (including up to 35,476,667 shares of common stock issuable upon the exercise of certain warrants) and (ii) 11,326,667 warrants to purchase common stock. The Registration Statement was originally declared effective by the SEC on July 30, 2021.This Post-Effective Amendment No. 1 is being filed in order to include information from the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2021 that was filed with the SEC on March 1, 2022 and to make certain corresponding changes in the Registration Statement.No additional securities are being registered under this Post-Effective Amendment. All applicable registration and filing fees were paid at the time of the original filing of the Registration Statement.